Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets - (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Sep. 30, 2023
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	335,258,287	335,153,359
Ordinary shares, shares outstanding	333,370,340	330,393,534
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	335,258,287	335,153,359
Ordinary shares, shares outstanding	333,370,340	330,393,534